Intangible Assets Other Than Goodwill - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure Of Intangible Assets [Line Items]
Additions of intangible assets	$ 535,635,000	$ 821,375,000
Intangible assets with an indefinite useful life		0	$ 0
Capitalized finance cost	$ 5,475,000	$ 1,185,000	$ 7,611,000
Weighted average finance cost	3.9	4.98	9.27
Impairment loss	$ (750,000)
Concessions [Member]
Disclosure Of Intangible Assets [Line Items]
Additions of intangible assets	365,893,000	$ 738,387,000
Amortization expense of intangible assets	388,806,000	357,855,000
Employee expenses capitalized	$ 103,072,000	$ 76,470,000	$ 89,154,000